CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 378,989	$ 53,379	¥ 153,835
Restricted cash	65,902	9,282	44,052
Short-term investments	777,890	109,564	724,413
Accounts receivable, net	41,633	5,864	33,644
Amounts due from related parties	¥ 9,515	$ 1,340	¥ 1,030
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 234,189	$ 32,985	¥ 242,994
Total current assets	1,508,118	212,414	1,199,968
Non-current assets
Long-term investments	209,819	29,552	230,562
Property and equipment, net	57,479	8,096	85,182
Intangible assets, net	26,091	3,675	30,672
Land use right, net	90,529	12,751	92,590
Operating lease right-of-use assets, net	12,484	1,758	33,204
Goodwill	0	0	114,661
Other non-current assets	55,960	7,882	91,091
Total non-current assets	452,362	63,714	677,962
Total assets	1,960,480	276,128	1,877,930
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB799,845 and RMB883,166, as of December 31, 2022 and 2023, respectively)
Short-term borrowings	7,277	1,025	7,517
Accounts and notes payable	317,104	44,663	261,873
Amounts due to related parties	¥ 6,405	$ 902	¥ 4,710
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Salary and welfare payable	¥ 21,401	$ 3,014	¥ 26,507
Taxes payable	4,305	606	4,047
Advances from customers	270,197	38,056	98,899
Operating lease liabilities, current	2,709	382	12,439
Accrued expenses and other current liabilities	329,481	46,408	358,312
Total current liabilities	958,879	135,056	774,304
Non-current liabilities
Operating lease liabilities, non-current	5,348	753	26,482
Deferred tax liabilities	6,027	849	6,839
Long-term borrowings	10,395	1,464	11,959
Total non-current liabilities	21,770	3,066	45,280
Total liabilities	980,649	138,122	819,584
Commitments and contingencies (Note 21)
Redeemable noncontrolling interests	27,200	3,831	27,200
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2022 and 2023; 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2022 and 2023)	249	35	249
Less: Treasury stock (17,951,931 shares and 17,800,446 shares as of December 31, 2022 and 2023, respectively)	(285,983)	(40,280)	(288,600)
Additional paid-in capital	9,138,720	1,287,162	9,125,655
Accumulated other comprehensive income	305,416	43,017	298,981
Accumulated deficit	(8,127,552)	(1,144,742)	(8,028,261)
Total Tuniu Corporation shareholders' equity	1,030,850	145,192	1,108,024
Noncontrolling interests	(78,219)	(11,017)	(76,878)
Total equity	952,631	134,175	1,031,146
Total liabilities, redeemable noncontrolling interests and equity	¥ 1,960,480	$ 276,128	¥ 1,877,930